Equity - Legal Reserve (Details) - EUR (€) € in Millions	Dec. 31, 2017	Jun. 09, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of classes of share capital [line items]
Capital	€ 26,618		€ 28,385	€ 25,436	€ 30,321
Legal reserve, including capital increase carried forward	51
Legal reserve	51
Legal reserve
Disclosure of classes of share capital [line items]
Capital	€ 987	€ 2	€ 985	€ 984	€ 984